Other Financial Liabilities at Fair Value Through Profit or Loss - Summary of Other Financial Liabilities at Fair Value Through Profit or Loss (Detail) £ in Millions	Jun. 30, 2021 GBP (£)	Jun. 30, 2021 USD ($)	Dec. 31, 2020 GBP (£)	Dec. 31, 2020 USD ($)
Disclosure of other financial liabilities at fair value through profit or loss
Other financial liabilities at fair value through profit or loss	£ 1,023		£ 1,434
Notional	181,873		198,391
US$30bn Euro Medium Term Note Programme
Disclosure of other financial liabilities at fair value through profit or loss
Other financial liabilities at fair value through profit or loss	96		102
Notional | $		$ 30,000,000,000		$ 30,000,000,000
Structured Notes Programmes
Disclosure of other financial liabilities at fair value through profit or loss
Other financial liabilities at fair value through profit or loss	431		805
Eurobonds
Disclosure of other financial liabilities at fair value through profit or loss
Other financial liabilities at fair value through profit or loss	144		150
Structured deposits
Disclosure of other financial liabilities at fair value through profit or loss
Other financial liabilities at fair value through profit or loss	347		375
Collateral and associated financial guarantees
Disclosure of other financial liabilities at fair value through profit or loss
Other financial liabilities at fair value through profit or loss	£ 5		£ 2